Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Research and development tax credit	€ 15,348	€ 21,949	€ 9,937
Grant income	191	1,684	7,680
Profit/(loss) on disposal of fixed assets and intangible assets, net	(38)	(42)	(10)
Profit/(loss) from revaluation of lease agreements	(32)	0	1,584
Taxes, duties, fees, charges, other than income tax	(217)	(212)	(168)
Miscellaneous income/(expenses), net	(3,054)	(403)	95
OTHER INCOME AND EXPENSES, NET	€ 12,199	€ 22,976	€ 19,117